Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Taxation
Schedule of income tax expenses and benefits

	For the year ended December 31,
	2019			2020			2021
	Overseas	PRC		Overseas	PRC		Overseas	PRC
	entities	entities	Total	entities	entities	Total	entities	entities	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Income/(loss) before income tax expenses	61,124	(160,476)	(99,352)	25,645	117,216	142,861	15,946	58,489	74,435
Current income tax expenses	5,221	—	5,221	5,802	28	5,830	4,151	210	4,361
Deferred income tax expenses/(benefits)	(132)	(21)	(153)	(247)	(9,684)	(9,931)	345	(50,845)	(50,500)
Income tax expenses/(benefits)	5,089	(21)	5,068	5,555	(9,656)	(4,101)	4,496	(50,635)	(46,139)

Schedule of combined effects of income tax exemption and reduction available to the Group

	Year Ended December 31,
	2019	2020	2021
Tax holiday effect	622	(13,163)	(10,408)
Basic and diluted loss per share effect	0.00	(0.04)	(0.03)

Schedule of reconciliation of differences between PRC statutory tax rate and effective tax rate

	As of December 31,
	2019	2020	2021
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect on tax rates in different tax jurisdiction	0.08%	(0.44)%	(0.26)%
Effect on tax holiday	0.99%	9.21%	13.98%
Changes in valuation allowance	(16.91)%	(38.91)%	6.01%
Permanent book-tax differences—non-deductible expenses	(14.26)%	2.27%	(106.72)%
Effective tax rate	(5.10)%	(2.87)%	(61.99)%

Schedule of significant components of deferred tax assets and deferred tax liabilities

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets
Tax loss carryforwards	175,198	210,217
Accruals and other liabilities	6,414	1,234
Advertising expenses carryforwards	83,290	54,477
Share-based compensation	2,856	3,461
Intra-company intangible assets transfer	11,946	10,741
Defined benefits liabilities	584	239
Intangible assets impairment	—	4,173
Total deferred tax assets	280,288	284,542
Less: Deferred tax liabilities - deferred sales commissions	(49,968)	(3,147)
Less: Valuation allowance	(220,052)	(224,527)
Total deferred tax assets, net	10,268	56,868

Schedule of movement of valuation allowance

	For the year ended December 31,
	2020	2021
	RMB	RMB
Balance at beginning of the year	(275,633)	(220,052)
Provision	(50,258)	(47,367)
Current period reversal	105,839	42,892
Balance at end of the year	(220,052)	(224,527)